Loans and other borrowings - Finance Lease Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	$ 3,317	$ 3,333
Present value of payments	231	227
Less: amount representing finance charges	(3,086)	(3,106)
Minimum lease payments, Net	231	227
Present value of payments, Net	231	227
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	16	17
Present value of payments	16	17
Between one and five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	67	64
Present value of payments	49	48
More than 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	3,234	3,252
Present value of payments	$ 166	$ 162